SCOTT BENSON REAL ESTATE INC.	12 Months Ended
Dec. 31, 2022
Scott Benson Real Estate Inc [Member]
IfrsStatementLineItems [Line Items]
SCOTT BENSON REAL ESTATE INC.

6. SCOTT BENSON REAL ESTATE INC.

On December 3, 2021, Real completed the acquisition of the common shares of Scott Benson Real Estate Inc in Ontario, Canada. The transaction was settled in nominal cash consideration for an aggregate purchase price of one Canadian dollar. The Company determined that the acquisition meets the definition of business combinations within the scope of IFRS 3, Business Combination and recorded an immaterial gain from bargain purchase. We have completed the valuation of the acquired assets and assumed liabilities and have assigned $23 thousand as the fair value of the Company’s intangible assets.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

The following table summarizes the fair value of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date (in thousands):

Balance at, December 3, 2021
Recognized amounts of assets acquired and liabilities assumed
Intangible Asset	23
Net Assets Acquired	23
Consideration	-
Bargain gain from acquisition	23